ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2023	2022
Accounts payable	$13,470	$12,743
Provisions	3,457	3,591
Lease liabilities	8,882	8,506
Other liabilities	33,084	32,225
Total	$58,893	$57,065

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$33,414	$33,574
Non-current	25,479	23,491
Total	$58,893	$57,065

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2023	2022
Plan assets	$1,380	$2,560
Less accrued benefit obligation:
Defined benefit pension plan	(1,583)	(3,141)
Other post-employment benefits	(131)	(128)
Net liability	(334)	(709)
Less: net actuarial gains (losses) and other	6	(11)
Accrued benefit liability	$(328)	$(720)